Other Financial Statement information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Financial Statement Information [Line Items]
Depreciation	$ 240	$ 165	$ 769	$ 564
Impairment losses	0	0	22	238
Minimum [Member]
Other Financial Statement Information [Line Items]
Depreciation	$ 200	$ 200
Impairment losses			$ 100	$ 200